Schedule of Investments (unaudited)	iShares® High Yield Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$980	$1,002,775

Aerospace & Defense — 3.6%
Bombardier Inc.
7.50%, 03/15/25(a)	1,090	1,110,939
7.88%, 04/15/27(a)	1,050	1,080,471
Spirit AeroSystems Inc.
5.50%, 01/15/25(a)	370	381,100
7.50%, 04/15/25(a)	1,175	1,229,344
TransDigm Inc.
6.25%, 03/15/26(a)	1,200	1,245,000
6.38%, 06/15/26	835	859,006
8.00%, 12/15/25(a)	275	289,781
TransDigm UK Holdings PLC, 6.88%, 05/15/26	250	261,250
		6,456,891
Agriculture — 0.8%
Vector Group Ltd.
5.75%, 02/01/29(a)	770	732,463
10.50%, 11/01/26(a)	704	724,877
		1,457,340
Airlines — 3.4%
Air Canada, 3.88%, 08/15/26(a)	1,350	1,338,889
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	840	747,600
American Airlines Inc., 11.75%, 07/15/25(a)	800	970,000
Azul Investments LLP, 7.25%, 06/15/26(a)(b)	765	682,992
Delta Air Lines Inc.
3.80%, 04/19/23	135	137,567
4.38%, 04/19/28(b)	515	535,865
7.38%, 01/15/26(b)	885	1,023,867
United Airlines Inc., 4.63%, 04/15/29(a)	625	621,675
		6,058,455
Auto Manufacturers — 3.1%
Allison Transmission Inc., 5.88%, 06/01/29(a)	360	384,678
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25(a)	1,291	1,397,088
Ford Motor Co.
5.29%, 12/08/46	775	875,076
9.63%, 04/22/30	860	1,247,000
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	765	731,738
5.50%, 07/15/29(a)	600	589,032
5.88%, 01/15/28(a)	135	136,600
7.75%, 10/15/25(a)	200	213,814
		5,575,026
Banks — 1.0%
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	500	534,029
5.71%, 01/15/26(a)	1,050	1,163,879
		1,697,908
Building Materials — 0.6%
Builders FirstSource Inc., 6.75%, 06/01/27(a)	936	985,140

Chemicals — 2.6%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)(b)	715	741,955
GCP Applied Technologies Inc., 5.50%, 04/15/26(a)	210	214,765
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25(a)	690	702,075
Security	Par (000)	Value

Chemicals (continued)
Sasol Financing USA LLC
5.50%, 03/18/31	$200	$196,020
5.88%, 03/27/24	1,530	1,576,665
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29(a)(b)	575	575,719
5.38%, 09/01/25(a)	570	576,304
		4,583,503
Commercial Services — 5.7%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	700	692,867
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	671	646,314
APX Group Inc., 6.75%, 02/15/27(a)(b)	775	805,651
Brink's Co. (The), 4.63%, 10/15/27(a)	360	367,200
Cimpress PLC, 7.00%, 06/15/26(a)	720	744,300
Deluxe Corp., 8.00%, 06/01/29(a)	665	689,106
Graham Holdings Co., 5.75%, 06/01/26(a)(b)	194	201,518
Korn Ferry, 4.63%, 12/15/27(a)	320	329,200
Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 07/15/31(a)	545	528,650
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)	620	601,400
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	410	429,475
5.75%, 04/15/26(a)	958	1,013,085
6.25%, 01/15/28(a)(b)	435	441,995
Rent-A-Center Inc./TX, 6.38%, 02/15/29(a)(b)	530	543,478
Sabre GLBL Inc.
7.38%, 09/01/25(a)(b)	930	962,550
9.25%, 04/15/25(a)	480	534,000
United Rentals North America Inc., 4.88%, 01/15/28	585	612,787
		10,143,576
Computers — 1.5%
Conduent Business Services LLC/Conduent State & Local
Solutions Inc., 6.00%, 11/01/29(a)	710	702,012
Unisys Corp., 6.88%, 11/01/27(a)	595	635,163
Western Digital Corp., 4.75%, 02/15/26(b)	1,169	1,262,415
		2,599,590
Cosmetics & Personal Care — 0.5%
Coty Inc.
5.00%, 04/15/26(a)	680	692,832
6.50%, 04/15/26(a)	198	202,455
		895,287
Diversified Financial Services — 3.6%
Burford Capital Global Finance LLC, 6.25%, 04/15/28(a)(b)	350	369,250
Credit Acceptance Corp., 6.63%, 03/15/26(b)	320	333,998
Curo Group Holdings Corp., 7.50%, 08/01/28(a)	1,005	1,004,347
goeasy Ltd., 5.38%, 12/01/24(a)(b)	715	732,475
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30(a)(b)	870	836,287
OneMain Finance Corp.
6.63%, 01/15/28(b)	95	105,229
6.88%, 03/15/25	780	858,000
7.13%, 03/15/26	1,135	1,275,700
PennyMac Financial Services Inc., 5.75%, 09/15/31(a)	685	665,683
PRA Group Inc., 5.00%, 10/01/29(a)	315	311,069
		6,492,038
Electric — 2.9%
Drax Finco PLC, 6.63%, 11/01/25(a)	596	612,390
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	920	910,800

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series C, 5.35%, 07/15/47	$95	$112,724
NRG Energy Inc., 5.75%, 01/15/28	600	627,000
PG&E Corp.
5.00%, 07/01/28(b)	1,270	1,308,100
5.25%, 07/01/30	300	307,500
Vistra Operations Co. LLC
5.50%, 09/01/26(a)	760	778,635
5.63%, 02/15/27(a)	430	441,565
		5,098,714
Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)	505	532,026

Energy - Alternate Sources — 0.6%
Renewable Energy Group Inc., 5.88%, 06/01/28(a)	715	727,512
Sunnova Energy Corp., 5.88%, 09/01/26(a)(b)	255	258,188
		985,700
Engineering & Construction — 0.9%
AECOM, 5.13%, 03/15/27	1,125	1,205,786
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26(a)	345	357,938
		1,563,724
Entertainment — 3.5%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25(a)(b)	600	630,243
Caesars Entertainment Inc., 6.25%, 07/01/25(a)	1,250	1,299,725
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25(a)	700	727,083
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)	1,250	1,290,975
Live Nation Entertainment Inc.
4.88%, 11/01/24(a)	300	302,049
6.50%, 05/15/27(a)	1,070	1,159,837
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
7.75%, 04/15/25(a)	750	781,515
		6,191,427
Environmental Control — 1.3%
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	973	942,662
5.13%, 12/15/26(a)	500	518,040
Stericycle Inc., 5.38%, 07/15/24(a)	771	788,733
		2,249,435
Food — 4.0%
BRF GmbH, 4.35%, 09/29/26(a)(b)	500	500,550
Del Monte Foods Inc., 11.88%, 05/15/25(a)	225	248,906
JBS USA Food Co., 7.00%, 01/15/26(a)	1,050	1,092,000
Kraft Heinz Foods Co.
4.38%, 06/01/46	1,105	1,278,858
4.88%, 10/01/49	1,070	1,333,018
5.50%, 06/01/50(b)	520	704,903
6.88%, 01/26/39	415	607,504
Pilgrim's Pride Corp., 5.88%, 09/30/27(a)	810	850,500
Post Holdings Inc., 5.75%, 03/01/27(a)	575	592,290
		7,208,529
Forest Products & Paper — 0.9%
Pearl Merger Sub Inc., 6.75%, 10/01/28(a)	1,075	1,081,047
Sylvamo Corp., 7.00%, 09/01/29(a)	585	604,012
		1,685,059
Security	Par (000)	Value

Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24	$645	$686,925
5.75%, 05/20/27	581	627,480
5.88%, 08/20/26	115	125,495
		1,439,900
Health Care - Services — 1.1%
Molina Healthcare Inc., 5.38%, 11/15/22	620	640,584
Tenet Healthcare Corp., 6.25%, 02/01/27(a)	1,280	1,326,400
		1,966,984
Holding Companies - Diversified — 1.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27	700	710,024
6.25%, 05/15/26	980	1,006,950
6.38%, 12/15/25	205	207,462
		1,924,436
Home Builders — 1.2%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)(b)	750	776,250
Picasso Finance Sub Inc., 6.13%, 06/15/25(a)	769	798,799
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	486	526,095
		2,101,144
Housewares — 0.3%
Newell Brands Inc., 6.00%, 04/01/46	385	478,362

Insurance — 0.5%
NMI Holdings Inc., 7.38%, 06/01/25(a)	301	341,054
Radian Group Inc., 4.88%, 03/15/27	545	573,613
		914,667
Internet — 2.0%
GrubHub Holdings Inc., 5.50%, 07/01/27(a)	665	666,663
Netflix Inc.
4.88%, 04/15/28	160	181,000
6.38%, 05/15/29	555	688,724
TripAdvisor Inc., 7.00%, 07/15/25(a)	605	634,397
Uber Technologies Inc.
7.50%, 09/15/27(a)	1,160	1,258,600
8.00%, 11/01/26(a)	130	138,450
		3,567,834
Iron & Steel — 1.4%
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	660	681,318
6.75%, 03/15/26(a)	525	554,531
9.88%, 10/17/25(a)	411	462,503
Mineral Resources Ltd., 8.13%, 05/01/27(a)	763	821,621
United States Steel Corp., 6.88%, 03/01/29	60	62,850
		2,582,823
Leisure Time — 3.6%
Carnival Corp.
7.63%, 03/01/26(a)(b)	940	963,961
9.88%, 08/01/27(a)	565	635,958
10.50%, 02/01/26(a)(b)	850	969,000
NCL Corp. Ltd.
10.25%, 02/01/26(a)	799	914,855
12.25%, 05/15/24(a)	724	855,840
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26(a)	125	121,875
9.13%, 06/15/23(a)	600	636,393

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
10.88%, 06/01/23(a)	$1,150	$1,250,556
11.50%, 06/01/25(a)	110	122,802
		6,471,240
Lodging — 1.8%
Travel + Leisure Co., 6.63%, 07/31/26(a)	780	843,894
Universal Entertainment Corp., 8.50%, 12/11/24(a)(b)	730	761,937
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23(a)	650	650,169
5.25%, 05/15/27(a)(b)	175	171,549
5.50%, 03/01/25(a)	775	776,108
		3,203,657
Machinery — 0.4%
GrafTech Finance Inc., 4.63%, 12/15/28(a)(b)	665	673,113

Media — 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/34(a)	335	322,270
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 5.88%, 08/15/27(a)	1,295	1,317,727
DISH DBS Corp.
5.00%, 03/15/23	530	538,480
7.38%, 07/01/28(b)	1,005	984,900
7.75%, 07/01/26(b)	1,075	1,104,563
Gannett Holdings LLC, 6.00%, 11/01/26(a)	375	375,330
Gray Television Inc., 5.88%, 07/15/26(a).	100	102,970
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)	1,400	1,442,700
UPC Broadband Finco BV, 4.88%, 07/15/31(a)	1,265	1,277,650
		7,466,590
Mining — 4.6%
Arconic Corp., 6.13%, 02/15/28(a)	1,160	1,206,191
Coeur Mining Inc., 5.13%, 02/15/29(a)(b)	335	319,992
Compass Minerals International Inc., 6.75%, 12/01/27(a)	625	638,281
Eldorado Gold Corp., 6.25%, 09/01/29(a)	680	684,332
Endeavour Mining PLC, 5.00%, 10/14/26(a)(b)	640	627,815
First Quantum Minerals Ltd.
6.88%, 03/01/26(a)	705	729,675
7.25%, 04/01/23(a)	200	203,760
7.50%, 04/01/25(a)(b)	1,280	1,315,072
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24(a)	810	853,359
Freeport-McMoRan Inc.
5.40%, 11/14/34	50	59,500
5.45%, 03/15/43(b)	240	295,778
Hecla Mining Co., 7.25%, 02/15/28(b)	565	604,550
IAMGOLD Corp., 5.75%, 10/15/28(a)	615	596,341
		8,134,646
Office & Business Equipment — 0.4%
Pitney Bowes Inc.
6.88%, 03/15/27(a)(b)	365	375,131
7.25%, 03/15/29(a)	305	312,945
		688,076
Oil & Gas — 6.8%
Antero Resources Corp., 7.63%, 02/01/29(a)	816	894,826
Callon Petroleum Co., 6.13%, 10/01/24	50	48,125
Civitas Resources Inc., 5.00%, 10/15/26(a)	370	365,712
EQT Corp., 6.63%, 02/01/25	1,025	1,144,043
Gulfport Energy Operating Corp., 8.00%, 05/17/26	350	376,250
Harbour Energy PLC, 5.50%, 10/15/26(a)(b)	630	618,975
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	280	286,367
Security	Par (000)	Value

Oil & Gas (continued)
Matador Resources Co., 5.88%, 09/15/26	$1,313	$1,331,610
Oasis Petroleum Inc., 6.38%, 06/01/26(a)	345	354,487
Occidental Petroleum Corp.
3.50%, 06/15/25	690	692,180
5.55%, 03/15/26	1,502	1,605,691
6.95%, 07/01/24	745	819,500
7.88%, 09/15/31(b)	450	586,125
8.50%, 07/15/27	361	438,092
Patterson-UTI Energy Inc., 3.95%, 02/01/28	430	419,991
PDC Energy Inc., 5.75%, 05/15/26	540	545,584
Range Resources Corp., 8.25%, 01/15/29(a)	730	804,723
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27	710	735,752
		12,068,033
Oil & Gas Services — 1.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	285	292,125
6.88%, 04/01/27(a)	630	655,200
Bristow Group Inc., 6.88%, 03/01/28(a)	340	342,635
Callon Petroleum Co., 9.00%, 04/01/25(a)	200	213,616
Oceaneering International Inc., 4.65%, 11/15/24	190	192,850
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	900	915,750
6.88%, 09/01/27	545	558,946
		3,171,122
Packaging & Containers — 0.1%
Berry Global Inc., 5.63%, 07/15/27(a)	135	139,900

Pharmaceuticals — 3.2%
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	770	791,853
9.25%, 04/01/26(a)	939	983,593
Bausch Health Companies Inc.
5.25%, 01/30/30(a)	15	12,863
5.25%, 02/15/31(a)	415	356,157
7.25%, 05/30/29(a)	875	830,156
9.00%, 12/15/25(a)	835	871,490
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29(a)	625	612,219
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29(a)	556	522,545
Par Pharmaceutical Inc., 7.50%, 04/01/27(a)	741	747,050
		5,727,926
Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27(a)	725	728,980
7.88%, 05/15/26(a)	330	353,394
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
7.13%, 06/01/28(a)	320	331,200
EnLink Midstream Partners LP
4.15%, 06/01/25	730	746,943
4.40%, 04/01/24	635	654,209
EQM Midstream Partners LP, 6.50%, 07/15/48	625	725,437
New Fortress Energy Inc.
6.50%, 09/30/26(a)	330	311,959
6.75%, 09/15/25(a)	1,335	1,281,934
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27	875	930,755

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Western Midstream Operating LP, 6.50%, 02/01/50	$1,090	$1,244,824
		7,309,635
Real Estate — 1.4%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28(a)	800	856,000
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	760	787,755
WeWork Companies Inc., 7.88%, 05/01/25(a)	885	865,088
		2,508,843
Real Estate Investment Trusts — 4.8%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)	680	646,000
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27(a)	55	52,250
5.75%, 05/15/26(a)(b)	1,480	1,521,144
Iron Mountain Inc., 5.25%, 03/15/28(a)	140	143,850
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	100	99,625
5.88%, 10/01/28(a)	935	963,980
7.50%, 06/01/25(a)	455	477,750
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	685	667,875
Service Properties Trust
4.35%, 10/01/24	1,060	1,033,839
4.75%, 10/01/26	590	564,217
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24(a)	415	423,093
7.88%, 02/15/25(a)	460	480,985
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC,
6.50%, 02/15/29(a)	940	903,740
XHR LP, 6.38%, 08/15/25(a)	582	606,735
		8,585,083
Retail — 2.7%
Academy Ltd., 6.00%, 11/15/27(a)(b)	305	322,537
Bath & Body Works Inc.
6.75%, 07/01/36	580	693,100
6.88%, 11/01/35	1,045	1,254,554
Bed Bath & Beyond Inc., 5.17%, 08/01/44	820	719,550
Dave & Buster's Inc., 7.63%, 11/01/25(a)	526	557,560
Macy's Retail Holdings LLC, 2.88%, 02/15/23	610	619,394
Nordstrom Inc., 5.00%, 01/15/44(b)	585	543,474
QVC Inc., 4.38%, 09/01/28	190	184,977
		4,895,146
Semiconductors — 0.3%
ams AG, 7.00%, 07/31/25(a)	550	579,425

Software — 0.1%
MicroStrategy Inc., 6.13%, 06/15/28(a)(b)	245	245,612

Telecommunications — 6.6%
Avaya Inc., 6.13%, 09/15/28(a)(b)	1,275	1,319,536
Embarq Corp., 8.00%, 06/01/36	1,171	1,283,638
Hughes Satellite Systems Corp.
5.25%, 08/01/26	720	783,000
6.63%, 08/01/26(b)	639	709,290
Security	Par/ Shares (000)	Value

Telecommunications (continued)
Lumen Technologies Inc.
5.38%, 06/15/29(a)	$150	$146,073
Series U, 7.65%, 03/15/42	484	520,707
Series Y, 7.50%, 04/01/24(b)	320	347,200
Sprint Capital Corp., 8.75%, 03/15/32	790	1,167,936
Sprint Corp.
7.13%, 06/15/24	590	661,113
7.63%, 02/15/25	1,105	1,265,225
7.63%, 03/01/26	35	41,344
7.88%, 09/15/23	130	142,838
Telecom Italia Capital SA, 7.72%, 06/04/38	330	374,626
Telesat Canada/Telesat LLC
4.88%, 06/01/27(a)	322	281,347
5.63%, 12/06/26(a)	640	587,203
6.50%, 10/15/27(a)(b)	715	557,485
ViaSat Inc.
5.63%, 09/15/25(a)	750	757,972
5.63%, 04/15/27(a)	750	766,110
		11,712,643
Trucking & Leasing — 0.9%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28(a)	125	122,500
6.50%, 10/01/25(a)	1,100	1,121,087
9.75%, 08/01/27(a)	301	334,486
		1,578,073
Total Corporate Bonds & Notes — 97.6%
(Cost: $173,634,981)		173,597,056

Short-Term Investments

Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	19,431	19,438,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,820	3,820,000
		23,258,429
Total Short-Term Investments — 13.1%
(Cost: $23,258,178)		23,258,429

Total Investments in Securities — 110.7%
(Cost: $196,893,159)		196,855,485

Other Assets, Less Liabilities — (10.7)%		(19,017,921)

Net Assets — 100.0%		$177,837,564

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® High Yield Bond Factor ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,316,854	$11,125,200	(a)	$—	$(2,165)	$(1,460)	$19,438,429	19,431	$30,270	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,771,000	2,049,000	(a)	—	—	—	3,820,000	3,820	142		—
					$(2,165)	$(1,460)	$23,258,429		$30,412		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$173,597,056	$—	$173,597,056
Money Market Funds	23,258,429	—	—	23,258,429
	$23,258,429	$173,597,056	$—	$196,855,485

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust